Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value represents the amount expected to be received to sell an asset or paid to transfer a liability in its principal or most advantageous market in an orderly transaction between market participants at the measurement date.
Depending on the nature of the asset or liability, the Company uses various valuation methodologies and assumptions to estimate fair value. The measurement of fair value under GAAP uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs. This hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows. During the year ended December 31, 2022 there were no transfers into or out of Levels 1-3.
The fair value hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows:
Level 1 – Inputs are unadjusted quoted prices for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and is used to measure fair value whenever available. A contractually binding sales price also provides reliable evidence of fair value.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 – Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company's best information and assumptions that a market participant would consider.
In accordance with fair value accounting guidance, the Company measures, records, and reports various types of assets and liabilities at fair value on either a recurring or non-recurring basis in the Consolidated Financial Statements. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.
Valuation Methods for Financial Instruments and Certain of Our Nonfinancial Assets Measured at Fair Value on a Recurring Basis
Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:
Available-for-Sale Securities
The fair value measurements of the Company’s investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness.
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in FHLB stock and MIB stock that do not have readily determinable fair values are required for membership in those organizations. Equity securities that are not actively traded are classified in Level 2.
Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment. The Company uses Level 1 inputs to value equity securities that are traded in active markets.
Loans Held for Sale
The fair value of the committed in forward sale agreements loans is the price at which they could be sold in the principal market at the measurement date, therefore the Company classifies as Level 2.
Derivative Assets and Liabilities
Derivative assets and liabilities include interest rate lock commitments ("IRLCs") and forward sale commitments. The fair values of IRLCs and forward sale commitments are determined using readily observable market data such as interest rates, prices, volatility factors, and customer credit-related adjustments. For IRLCs, the fair value is subject to the anticipated loan funding probability (pull-through rate), which is considered an unobservable factor. Factors that affect pull-through rates include origination channel, current mortgage interest rates in the market versus the interest rate incorporated in the IRLC, the purpose of the mortgage, stage of completion of the underlying application and underwriting process, and the time remaining until the IRLC expires. The Company classifies IRLCs as Level 3 due to the unobservable input of pull-through rates.
Mortgage Servicing Rights
The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rates, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its servicing rights as Level 3.

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022
Assets:
U.S. Treasury	$2,152	$2,152	$—	$—
U.S. government and federal agency obligations	559	—	559	—
U.S. government-sponsored enterprises	23,777	—	23,777	—
Obligations of states and political subdivisions	109,440	—	109,440	—
Mortgage-backed securities	102,699	—	102,699	—
Other debt securities	10,943	—	10,943	—
Bank-issued trust preferred securities	1,177	—	1,177	—
Equity securities	46	46	—	—
Interest rate lock commitments	20	—	—	20
Forward sale commitments	3	—	3	—
Loans held for sale	591	—	591	—
Mortgage servicing rights	2,899	—	—	2,899
Total	$254,306	$2,198	$249,189	$2,919
Liabilities:
Interest rate lock commitments	$18	$—	$—	$18
Forward sale commitments	3	—	3	—
Total	$21	$—	$3	$18

December 31, 2021
Assets:
U.S. Treasury	$3,917	$3,917	$—	$—
U.S. government and federal agency obligations	1,319	—	1,319	—
U.S. government-sponsored enterprises	26,372	—	26,372	—
Obligations of states and political subdivisions	129,224	—	129,224	—
Mortgage-backed securities	136,466	—	136,466	—
Other debt securities	12,284	—	12,284	—
Bank-issued trust preferred securities	1,288	—	1,288	—
Equity securities	60	60	—	—
Interest rate lock commitments	312	—	—	312
Forward sale commitments	12	—	12	—
Loans held for sale	2,249	—	2,249	—
Mortgage servicing rights	2,659	—	—	2,659
Total	$316,162	$3,977	$309,214	$2,971
Liabilities:
Interest rate lock commitments	$26	$—	$—	$26
Total	$26	$—	$—	$26
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Interest Rate Lock Commitments
Balance at December 31, 2020	$2,445	$—
Total (losses) or gains (realized/unrealized):
Included in earnings	(186)	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Issues	400	286
Settlements	—	—
Balance at December 31, 2021	$2,659	$286
Total (losses) or gains (realized/unrealized):
Included in earnings	176	(24)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	(407)
Issues	64	147
Settlements	—	—
Balance at December 31, 2022	$2,899	$2
Valuation Methods for Instruments Measured at Fair Value on a Nonrecurring Basis
Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:
Collateral-Dependent Impaired Loans
While the overall loan portfolio is not carried at fair value, the Company periodically records nonrecurring adjustments to the carrying value of impaired loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral dependent loans when establishing the allowance for loan losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. In determining the fair value of real estate collateral, the Company relies on external and internal appraisals of property values depending on the size and complexity of the real estate collateral. The appraisals may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal, or other information available. The Company maintains staff trained to perform in-house evaluations and also to review third-party appraisal reports for reasonableness. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgments based on the experience and expertise of internal specialists. Fair values of all loan collateral are regularly reviewed by senior loan committee. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2022, the Company identified $17.7 million in collateral-dependent impaired loans that had no specific allowances for losses. Related to these loans, there were $0.1 million in charge-offs recorded during the year ended December 31, 2022. As of December 31, 2021, the Company
identified $24.2 million in collateral-dependent impaired loans that had specific allowances for losses aggregating $2.8 million. Related to these loans, there were $0.1 million in charge-offs recorded during the year ended December 31, 2021.
Other Real Estate Owned and Repossessed Assets
Other real estate owned ("OREO") and repossessed assets consist of loan collateral repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Subsequent to foreclosure, these assets are initially carried at fair value of the collateral less estimated selling costs. Fair value, when recorded, is generally based upon appraisals by approved independent state-certified appraisers. Like impaired loans, appraisals on OREO may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal or other information available. During the holding period, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2022
Assets:
Collateral dependent impaired loans:
Real estate mortgage - commercial	$17,664	$—	$—	$17,664	$(51)
Installment and other consumer	—	—	—	—	(40)
Total	$17,664	$—	$—	$17,664	$(91)
Other real estate and repossessed assets	$8,795	$—	$—	$8,795	$233

December 31, 2021
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$—	$—	$—	$—	$(46)
Real estate mortgage - residential	264	—	—	264	(22)
Real estate mortgage - commercial	21,133	—	—	21,133	(43)
Installment and other consumer	—	—	—	—	(7)
Total	$21,397	$—	$—	$21,397	$(118)
Other real estate and repossessed assets	$10,525	$—	$—	$10,525	$(935)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.